Retirement benefit obligations - Schedule of Composition of Scheme Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt instruments
Corporate and other debt securities	£ 7,396	£ 7,305
Asset-backed securities	0	4
Debt instruments, percentage contributed to fair value of plan assets	29,931	29,071
Pooled investment vehicles	8,028	8,974
Property	130	97
Equity instruments	89	85
Money market instruments, cash, derivatives and other assets and liabilities	(8,115)	(4,494)
At 31 December	30,063	33,733
Quoted £m
Debt instruments
Corporate and other debt securities	7,396	7,305
Asset-backed securities	0	4
Debt instruments, percentage contributed to fair value of plan assets	29,931	29,071
Pooled investment vehicles	686	613
Property	0	0
Equity instruments	23	23
Money market instruments, cash, derivatives and other assets and liabilities	55	466
At 31 December	30,695	30,173
Unquoted £m
Debt instruments
Corporate and other debt securities	0	0
Asset-backed securities	0	0
Debt instruments, percentage contributed to fair value of plan assets	0	0
Pooled investment vehicles	7,342	8,361
Property	130	97
Equity instruments	66	62
Money market instruments, cash, derivatives and other assets and liabilities	(8,170)	(4,960)
At 31 December	(632)	3,560
Fixed interest government bonds
Debt instruments
Government securities	6,985	5,657
Fixed interest government bonds | Quoted £m
Debt instruments
Government securities	6,985	5,657
Fixed interest government bonds | Unquoted £m
Debt instruments
Government securities	0	0
Index-linked government bonds
Debt instruments
Government securities	15,550	16,105
Index-linked government bonds | Quoted £m
Debt instruments
Government securities	15,550	16,105
Index-linked government bonds | Unquoted £m
Debt instruments
Government securities	0	0
Investment grade
Debt instruments
Debt instruments, percentage contributed to fair value of plan assets	£ 27,551	£ 26,777